Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ($)	Mar. 31, 2010 INR	Mar. 31, 2011 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Deposit Certificates issued by banks Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2010 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 8,326.0	370,840.2		223,980.9	345,334.9	221,038.8		4.9	15,436.0	370,288.6	221,055.3	51.5	11.6	9,416.8	49.4	387.1	2,925.6	164.5
Less Than 12 Months Unrealized Losses	85.9	3,826.1		2,641.6	3,702.2	2,605.4			49.6	3,813.8	2,605.4	0.3		61.6	0.1	9.9	36.2	2.4
12 Months or Greater Fair Value	4,217.1	187,829.8		17,480.2	187,813.4	17,480.2	4.9			187,829.8	17,480.2	11.5
12 Months or Greater Unrealized Losses	113.8	5,070.6		474.3	5,070.4	474.3				5,070.6	474.3	0.2
Fair Value	12,543.1	558,670.0		241,461.1	533,148.3	238,519.0	4.9	4.9	15,436.0	558,118.4	238,535.5	63.0	11.6	9,416.8	49.4	387.1	2,925.6	164.5
Unrealized Losses	$ 199.7	8,896.7		3,115.9	8,772.6	3,079.7			49.6	8,884.4	3,079.7	0.5		61.6	0.1	9.9	36.2	2.4